Employee benefit expenses (Schedule of Employee Benefit Expenses) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)
Disclosure of defined benefit plans [line items]
Salary	₪ 33,888	$ 9,627	₪ 33,263	₪ 31,865
Bonus	4,946	1,405	5,326	5,834
Employee benefit expenses	₪ 38,834	$ 11,032	₪ 38,589	₪ 37,699